Income taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes

8	Income tax

(a)	The comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong, Germany, the PRC, and the United States of America (“USA”). The tax rate of the subsidiaries operating in Hong Kong was 16.5% for the year ended March 31, 2012 (2011: 16.5%, 2010: 16.5%). The subsidiary of the Group in Germany was registered as a partnership in Germany, which was subject to a statutory tax rate of 14.17% during each of the three years in the period ended March 31, 2010. The Group is not subject to income taxes in the British Virgin Islands. The statutory tax rate in the USA was 34%, respectively, for the three years ended March 31, 2012.

Hong Kong Tax

BEL, BATL and BIL are subject to the Hong Kong profits tax rate of 16.5% (2011: 16.5%). Management of BEL has determined that all income and expenses are offshore and not subject to Hong Kong profits tax. As a result, BEL did not incur any Hong Kong profits tax during the years presented. BATL has assessable profits for the year and provision for taxation has been made.

PRC Tax

BESCL is registered and operates in Shenzhen, the PRC, and is subject to a tax rate of 22%, 24% and 25% for the years ended December 31, 2010, 2011 and 2012, respectively. BATXXL is registered in Xinxing, Guangdong, PRC, and was entitled to an exemption from PRC income tax for the two tax years ended December 31, 2008 and 2009 and is entitled to a 50% reduction in PRC income tax for the three years ended December 31, 2010, 2011 and 2012.

(b)	On March 16, 2007, the PRC Enterprise Income Tax Law (the “EIT Law”) was enacted by the PRC government. The EIT Law, effective January 1, 2008, imposes a uniform tax rate of 25% for both domestic and foreign-invested enterprises and revokes the then current tax exemption, reduction and preferential treatments applicable to foreign-invested enterprises. However, there is a transition period for enterprises, whether foreign-invested or domestic, that were receiving preferential tax treatments granted by relevant tax authorities at the time the EIT Law became effective. Under the grandfathering rules of the EIT Law, enterprises that are subject to an enterprise income tax (“EIT”) rate lower than 25% will continue to enjoy lower rates with gradual transition to the new tax rate of 25% in five years from the effective date of the EIT Law. Enterprises that are currently entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires.

During the period from January 1, 2008 to March 31, 2010, the Company’s subsidiaries operating in the PRC were subject to the EIT Law and its standard tax rate of 25%, but the PRC subsidiaries are entitled to the grandfathering incentives. For the tax years ended December 31, 2007, 2008 and 2009, BECSL, the Company’s PRC subsidiary, was subject to a tax rate of 15%, 18% and 20%, respectively. BESCL is subject to tax rates of 22% and 24% for the tax years ended December 31, 2010 and 2011, respectively, and a uniform tax rate of 25% for the tax year ended December 31, 2012 and thereafter. BATXXL was entitled to an exemption from PRC income tax for the two tax years ended December 31, 2008 and 2009. BATXXL is subject to a tax rate of 12.5% for the tax years ended December 31,2010, 2011 and 2012, and will be subject to a tax rate of 25% thereafter.

(c)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The loss before income taxes by geographical location is analyzed as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	619	2,451	(2,171)
PRC	(1,289)	(3,876)	(181)
Others	147	(6)	1,452

Total	(523)	(1,431)	(900)

Others mainly include the (loss) / profit from BVI and the United States.

(d)

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	(5)	-	17
Current income tax expense	(4)	-	(19)

Total income tax expense	(9)	-	(2)

The components of the income tax expense by geographical location are as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(9)	—	(2)
PRC	—	—	—
Others	—	—	—

Total	(9)	—	(2)

At the end of the accounting period, the income tax liabilities are as follows:

	2011	2012
	$ in thousands	$ in thousands

Non-current	2,595	2,595
Current	24	44

Total	2,619	2,639

(e)

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax assets	-	-	-
Deferred income tax liabilities	(19)	(19)	(2)

	(19)	(19)	(2)

Deferred tax assets comprise the following:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Tax loss carry forwards	122	485	784
Others	—	—	—
Less: Valuation allowance	(122)	(485)	(784)
	—	—	—
Less: current portion	—	—	—

Non-current portion	—	—	—

As of March 31, 2010, 2011 and 2012, the Group had accumulated tax losses amounting to $556,000, $2,206,000 and $3,136,000 (the tax effect thereon is $122,000, $485,000 and $784,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other countries. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2012, the Group’s accumulated tax losses of $556,000 will expire in 2013, and $1,650,000 will expire in 2015.

(f)	Changes in valuation allowance are as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	1,759	122	485
Charged / (credited) to income tax expense	(1,637)	363	299

Balance, March 31	122	485	784

(g)	The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2010, 2011 and 2012 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Loss before income taxes	(523)	(1,431)	(900)

Income tax benefit on pretax income at statutory rate	86	236	148
Effect of different tax rates of subsidiary operating in other jurisdictions	67	215	176
Profit not subject to income tax	5,066	4,657	4,369
Expenses not deductible for income tax purposes	(5,019)	(5,116)	(4,715)
Tax effect of future temporary differences	(5)	—	—
Decrease / (increase) in valuation allowance	1,637	(363)	(299)
(Provision made) / reversal of provision as a result of development of tax rules	(4)	7	20
(Utilization of tax losses not previously recognized) / tax losses not yet recognized	(1,837)	364	(299)

Total income tax expense	(9)	—	(2)

The statutory rate of 16.5% used above is that of Hong Kong, where the Company’s main business is located. The year 2010 has been changed to that rate from 34% to conform to this year’s presentation.

(h)	Effective April 1, 2007, the Company adopted ASC 740. As a result of the adoption of ASC 740, the Company recognized a $1,170,000 increase in the liability for unrecognized tax benefits and penalties of $994,000, which were accounted for as a reduction to the April 1, 2007 balance of retained earnings. The Company assessed the tax position during the fiscal year ended March 31, 2012 and concluded that the same tax liability was to be carried forward. Included in the total tax liabilities of $2,619,000 (2010: $2,602,000, 2011: $2,619,000), the uncertain tax liabilities in respect of this for the years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,164	2,164	2,164
Increase in uncertain tax liabilities	—	—	—

Balance, March 31	2,164	2,164	2,164

The Company’s accounting policy is to treat interest and penalties as components of income taxes. As of March 31, 2012, the Company had accrued penalties related to uncertain tax positions of $nil.

The Company files income tax returns in Hong Kong, the PRC and various foreign tax jurisdictions. There are two subsidiaries which operate within each of the Company’s major jurisdictions, resulting in a range of open tax years. The open tax years for the Company and its significant subsidiaries range between the fiscal year ended March 31, 2006 and the fiscal year ended March 31, 2010. The provisions made as a result of these open tax cases are subject to a final agreement by the relevant tax authorities.